As of December 31, 2021, the Company’s insurance was as follows: (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Coverage	R$ 5,349,105
Specified Risk [Member]
IfrsStatementLineItems [Line Items]
Coverage	2,185,827
Engineering Risk [Member]
IfrsStatementLineItems [Line Items]
Coverage	2,254,238
Guarantee Insurance Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Coverage	600,000
Civil Liability Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Coverage	100,000
Civil Liability Work [Member]
IfrsStatementLineItems [Line Items]
Coverage	172,140
Civil Liabilitys Operations [Member]
IfrsStatementLineItems [Line Items]
Coverage	10,000
Other Insurance Coverages [Member]
IfrsStatementLineItems [Line Items]
Coverage	R$ 26,900